Notes relating to the consolidated statement of financial position - Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes relating to the consolidated statement of financial position
Trade payables	€ 4,395	€ 4,385	€ 1,886
Accruals for invoices to be received	4,046	5,444	1,239
Short-term employee benefits accruals	6,844	2,362	1,418
Total	€ 15,285	€ 12,191	€ 4,543